Cost of Sales (Details) - Schedule of cost of sales - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Cost Of Sales Abstract
Beginning balance of goods and finished products	S/ 25,304	S/ 12,877	S/ 22,133
Beginning balance of work in progress	135,008	114,246	166,999
Consumption of miscellaneous supplies	622,579	566,781	295,688
Maintenance and third-party services	277,250	242,412	147,282
Shipping costs	201,849	196,064	113,054
Depreciation and amortization	121,871	118,998	122,541
Personnel expenses, note 23(b)	125,683	113,513	89,805
Costs of packaging	81,023	71,580	45,032
Other manufacturing expenses	80,122	102,177	45,637
Ending balance of goods and finished products	(20,037)	(25,304)	(12,877)
Ending balance of work in progress	(186,937)	(135,008)	(114,246)
Total cost of sales	S/ 1,463,715	S/ 1,378,336	S/ 921,048